NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventories	$ 231	$ 223	$ 205	$ 173
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories	158	160
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventories	9	6
In Process And Finished Products [Member]
IfrsStatementLineItems [Line Items]
Inventories	$ 64	$ 57